Acquisitions - Additional Information (Detail) $ in Millions	1 Months Ended				12 Months Ended
	Aug. 31, 2019 USD ($)	Jul. 31, 2019 USD ($)	May 31, 2019 USD ($) Entity	Apr. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) Entity shares	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Business acquisition hold back amount realease in cash					$ 39.7	$ 26.8
Business acquisition contingent consideration paid in cash						11.5
Business acquisition, transaction costs					0.0	9.8	$ 7.0
Series AP- 4 Preferred Stock [Member]
Business Acquisition [Line Items]
Business acquisition hold back amount released in equity					$ 2.4	$ 10.6
Business acquisition hold back shares released | shares					32,337
Common Class A [Member]
Business Acquisition [Line Items]
Business acquisition hold back amount released in equity					$ 0.2
Business acquisition hold back shares released | shares					129,239
Series AP-1 Preferred Stock [Member]
Business Acquisition [Line Items]
Business acquisition hold back shares released | shares						158,449
Series AP-2 Preferred Stock [Member]
Business Acquisition [Line Items]
Business acquisition hold back shares released | shares						6,878
Spacious Technologies Inc [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of equity acquired	100.00%
Business acquisition, total consideration	$ 35.1
Business acquisition, consideration in cash	21.9
Spacious Technologies Inc [Member] | Other Current Liabilities [Member]
Business Acquisition [Line Items]
Business acquisition, consideration held back	0.1
Spacious Technologies Inc [Member] | Series AP- 4 Preferred Stock [Member]
Business Acquisition [Line Items]
Business acquisition, consideration in equity	$ 13.2
Effective Technology Solutions Inc [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of equity acquired	100.00%
Business acquisition, total consideration	$ 32.6
Business acquisition, consideration in cash	21.4
Effective Technology Solutions Inc [Member] | Other Current Liabilities [Member]
Business Acquisition [Line Items]
Business acquisition, consideration held back	1.7
Effective Technology Solutions Inc [Member] | Series AP- 4 Preferred Stock [Member]
Business Acquisition [Line Items]
Business acquisition, consideration in equity	11.2
Effective Technology Solutions Inc [Member] | Series AP- 4 Preferred Stock [Member] | Convertible Preferred Stock Liability [Member]
Business Acquisition [Line Items]
Business acquisition, consideration held back	$ 1.0
Prolific Interactive LLC [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of equity acquired		100.00%
Business acquisition, total consideration		$ 22.0
Business acquisition, consideration in cash		18.5
Prolific Interactive LLC [Member] | Other Current Liabilities [Member]
Business Acquisition [Line Items]
Business acquisition, consideration held back		1.6
Prolific Interactive LLC [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Business acquisition, consideration in equity		3.5
Prolific Interactive LLC [Member] | Common Class A [Member] | Additional Paid In Capital Liability [Member]
Business Acquisition [Line Items]
Business acquisition, consideration held back		$ 0.1
Waltz Inc [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of equity acquired		100.00%
Business acquisition, total consideration		$ 35.9
Business acquisition, consideration in cash		19.2
Waltz Inc [Member] | Other Liabilities [Member]
Business Acquisition [Line Items]
Business acquisition, consideration held back		4.0
Waltz Inc [Member] | Series AP- 4 Preferred Stock [Member]
Business Acquisition [Line Items]
Business acquisition, consideration in equity		16.7
Waltz Inc [Member] | Series AP- 4 Preferred Stock [Member] | Convertible Preferred Stock Liability [Member]
Business Acquisition [Line Items]
Business acquisition, consideration held back		1.5
Emprenurban [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of equity acquired			100.00%
Business acquisition, total consideration			$ 31.2
Business acquisition, consideration in cash			$ 29.2
Business acquisition, consideration held back		$ 2.0
Number of businesses acquired | Entity			7
Managed By Q Inc [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of equity acquired				100.00%
Business acquisition, total consideration				$ 189.7
Business acquisition, consideration in cash				107.5
Managed By Q Inc [Member] | Other Current Liabilities [Member]
Business Acquisition [Line Items]
Business acquisition, consideration held back				18.7
Managed By Q Inc [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Business acquisition, consideration in equity				0.2
Managed By Q Inc [Member] | Series AP -3 Preferred Stock [Member]
Business Acquisition [Line Items]
Business acquisition, consideration in equity				$ 82.0
Two Other Companies [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of equity acquired						100.00%
Business acquisition, total consideration						$ 10.8
Business acquisition, consideration in cash						$ 9.5
Number of businesses acquired | Entity						2
Two Other Companies [Member] | Other Current Liabilities [Member]
Business Acquisition [Line Items]
Business acquisition, consideration held back						$ 0.6
Two Other Companies [Member] | Series AP- 4 Preferred Stock [Member]
Business Acquisition [Line Items]
Business acquisition, consideration in equity						1.3
Naked Hub Holdings Ltd [Member] | China Co [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of equity acquired							100.00%
Business acquisition, total consideration							$ 449.7
Business acquisition, consideration in cash							177.0
Business acquisition, consideration held back							15.9
Business acquisition,contingent consideration payable						191.1	14.7
Business acquisition, remeasurement gain					$ 0.0	61.7
Business acquisition, remeasurement loss							80.6
Naked Hub Holdings Ltd [Member] | China Co [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Business acquisition, consideration in equity							272.7
Business acquisition, consdieration in equity paid during the year							179.7
Business acquisition,contingent consideration payable						0.4	93.1
Business acquisition, change in contingent consideration payable						68.1
Naked Hub Holdings Ltd [Member] | China Co [Member] | Class A Ordinary Shares [Member]
Business Acquisition [Line Items]
Business acquisition, consideration held back						$ 15.9
Business acquisition, consideration in cash paid during the year							$ 146.3